Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)	Jun. 30, 2020	Apr. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt conversion price per share		$ 0.05
Convertible Notes Payable [Member]
Debt conversion price per share		$ 0.15
Convertible note payable		$ 25,000
Convertible Notes Payable Convertible on Basis of $0.01 of Debt to 1 Common Share [Member]
Debt conversion price per share	$ 0.01		$ 0.01	$ 0.01
Convertible Notes Payable Convertible on Basis of $0.005 of Debt to 1 Common Share [Member]
Debt conversion price per share	0.005		0.005	0.005
Convertible Notes Payable Convertible on Basis of $0.15 of Debt to 1 Common Share [Member]
Debt conversion price per share	0.15		0.15
Convertible Notes Payable Convertible on Basis of $0.05 of Debt to 1 Common Share [Member]
Debt conversion price per share	0.05		0.05	0.05
Convertible Notes Payable Convertible on Basis of $0.04 of Debt to 1 Common Share [Member]
Debt conversion price per share	$ 0.04		$ 0.04	$ 0.04